Pension And Other Postretirement Employee Benefits (OPEB) Plans (Schedule Of Pension And OPEB Plan Costs) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Total benefit costs	$ 39	$ 25	$ 78	$ 51	$ 106	$ 132	$ 206
Less amounts deferred principally as property or a regulatory asset					(69)	(95)	(169)
Net amounts recognized as expense					37	37	37
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total benefit costs	26	15	52	30	58	95	179
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total benefit costs	$ 13	$ 10	$ 26	$ 21	$ 48	$ 37	$ 27